UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2023

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

MAR    03.31.23

SEMI-ANNUAL REPORT

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Limited Duration High Income Portfolio (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

May 15, 2023

This report provides management’s discussion of fund performance for the AB Limited Duration High Income Portfolio for the semi-annual reporting period ended March 31, 2023.

At a meeting held on May 2-4, 2023, the Adviser recommended, and the Fund’s Board of Directors approved, certain changes to the Fund, including changing the Fund’s name to “AB Short Duration High Yield Portfolio” and changes to the Fund’s principal investment strategies. These changes are addressed in a prospectus supplement dated May 5, 2023, and will be effective on or about July 5, 2023.

The Fund’s investment objective is to seek the highest level of income that is available without assuming what the Adviser considers to be undue risk to principal.

NAV RETURNS AS OF MARCH 31, 2023 (unaudited)

	6 Months	12 Months

AB LIMITED DURATION HIGH INCOME PORTFOLIO

Class A Shares	7.00%	-2.12%

Class C Shares	6.60%	-2.86%

Advisor Class Shares[1]	7.26%	-1.78%

Bloomberg Global High Yield 1-5 Year Index (USD hedged)	7.59%	-0.79%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its benchmark, the Bloomberg Global High Yield 1-5 Year Index (USD hedged), for the six- and 12-month periods ended March 31, 2023.

During both periods, all share classes underperformed the benchmark, before sales charges. Over the six-month period, industry allocation was the largest detractor to performance, relative to the benchmark, mostly from exposure to US Treasuries, an underweight to real estate investment trusts (“REITs”) and off-benchmark exposure to conventional mortgage-backed securities and commercial mortgage-backed securities that were partially offset by underweights to telecommunications and banking. Security selection was the largest contributor, primarily from selections in retailers, media, basic industry, consumer noncyclical, services and banking that were partially offset by losses from selections in REITs and

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entertainment. Yield-curve positioning in the US also added to performance, mostly from overweights to the five- and 10-year parts of the curve, which were greater than a loss from an underweight to the two-year part of the curve. Country allocation contributed, from an overweight to the US and an underweight to the UK.

During the 12-month period, industry allocation detracted most from performance, primarily from exposure to US Treasuries and underweights to banking, energy and REITs, partially offset by gains from off-benchmark exposure to collateralized mortgage obligations and an underweight to telecommunications. Yield-curve positioning in the US detracted, from overweights to the five- to 30-year parts of the curve, which were partially offset by gains from underweights to the six-month and two-year parts of the curve. Security selection contributed, mostly from selections within retailers, media and telecommunications, consumer noncyclical, REITs, and basic industry that were partially offset by losses from selections in sovereign bonds, technology, consumer cyclical-other and finance. Country allocation also contributed, because of an overweight to the US and underweights to the eurozone and UK. Currency decisions were a minor contributor, from a long position in the euro.

During both periods, the Fund used treasury futures to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure. Credit default swaps were used to effectively manage overall high-yield credit/sector exposure.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income government bond market yields were volatile during the six-month period ended March 31, 2023. After peaking in October, investors adjusted their expectations for inflation, growth and central bank tightening. Some major developed-market central banks started to reduce further rate hikes toward the end of the period, as overall inflation began to fall. Stress in the global banking sector caused yields to fall sharply in March. Falling yields during the period led all major developed-market treasuries to post positive returns. Developed-market government bonds rose the most in Australia and the UK, and by the least in Germany. In corporate credit-risk sectors, investment-grade and high-yield corporates significantly outperformed developed-market treasury markets. Corporate bonds in the US and eurozone also outperformed respective treasuries. Emerging-market hard-currency sovereign and corporate bonds hedged to the US dollar, as well as local-currency bonds, led risk sector returns as the US dollar fell against all developed-market currencies and most emerging-market currencies. Brent crude oil prices fell on global growth concerns.

The Fund’s Senior Investment Management Team (the “Team”) continues to utilize its high-quality strategy, which seeks attractive returns with less

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 3

volatility than traditional high-yield approaches. The Team seeks to manage interest-rate risk by maintaining an average duration of less than four years. The Fund’s primary investments are high-yield corporate fixed-income securities from developed and emerging markets, particularly lower-rated, investment-grade and unrated-debt securities.

INVESTMENT POLICIES

The Fund invests primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment-grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than four years, although it may invest in individual fixed-income securities with durations in excess of four years.

The Fund may also invest in investment-grade fixed-income securities, high-yield securities of governments and government-related issuers, loan participations and assignments and, to a lesser extent, equity securities and derivatives related to these instruments. The Fund will not invest more than 10% of its net assets in securities rated at or below Caa1 by Moody’s Investors Service, CCC+ by S&P Global Ratings or CCC by Fitch Ratings or the equivalent by any nationally recognized statistical rating organization (“NRSRO”), at the time of purchase. (For the purpose of this 10% limit, the Fund will rely on the highest rating from any NRSRO, and the notional amount of derivatives related to these instruments will be counted.)

The Fund invests on a global basis, including securities of issuers in both developed- and emerging-market countries. The Fund may invest in securities denominated in foreign currencies, although it expects to use hedging instruments frequently to attempt to limit the currency exposure resulting from such investments.

The Fund expects to use derivatives, such as options, futures contracts, forwards and swaps, to a significant extent, subject to the limits of applicable law. Derivatives may provide more efficient and economical exposure to market segments than direct investments, and may also be a quicker and more efficient way to alter the Fund’s exposure. For example, the Fund may use credit default and interest rate swaps to gain exposure to the fixed-income markets. In determining when and to what extent to enter into derivative transactions, the Adviser considers factors such as the risks and returns of these investments relative to direct investments and the costs of such transactions. Derivatives such as options and forwards may also be used for hedging purposes, including to hedge against interest-rate, credit market and currency fluctuations.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Global High Yield 1-5 Year Index (USD hedged) is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Global High Yield 1-5 Year Index represents the performance of non-investment grade fixed-income securities in the US, developed and emerging markets with more than one year and less than five years remaining until maturity, hedged to the US dollar. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

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DISCLOSURES AND RISKS (continued)

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk: Derivatives may be difficult to price and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk: When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the

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DISCLOSURES AND RISKS (continued)

value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2023 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]

CLASS A SHARES			6.41%

1 Year	-2.12%	-6.24%

5 Years	2.01%	1.13%

10 Years	2.57%	2.12%

CLASS C SHARES			5.96%

1 Year	-2.86%	-3.77%

5 Years	1.22%	1.22%

10 Years[2]	1.82%	1.82%

ADVISOR CLASS SHARES[3]			6.97%

1 Year	-1.78%	-1.78%

5 Years	2.26%	2.26%

10 Years	2.85%	2.85%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.00%, 1.75% and 0.75% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limited the Fund’s total annual operating expense ratios (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) to 0.95%, 1.70% and 0.70% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated before January 31, 2024. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2023.

2	Assumes conversion of Class C shares into Class A shares after eight years.

3

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2023 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-6.24%

5 Years	1.13%

10 Years	2.12%

CLASS C SHARES

1 Year	-3.77%

5 Years	1.22%

10 Years[1]	1.82%

ADVISOR CLASS SHARES[2]

1 Year	-1.78%

5 Years	2.26%

10 Years	2.85%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,070.00	$4.90	0.95%
Hypothetical**	$1,000	$1,020.19	$4.78	0.95%
Class C
Actual	$1,000	$1,066.00	$8.76	1.70%
Hypothetical**	$1,000	$1,016.45	$8.55	1.70%
Advisor Class
Actual	$1,000	$1,072.60	$3.62	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%
Class R
Actual	$1,000	$1,072.10	$3.93	0.76%
Hypothetical**	$1,000	$1,021.14	$3.83	0.76%
Class K
Actual	$1,000	$1,072.20	$3.93	0.76%
Hypothetical**	$1,000	$1,021.14	$3.83	0.76%
Class I
Actual	$1,000	$1,071.20	$3.61	0.70%
Hypothetical**	$1,000	$1,021.44	$3.53	0.70%

*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

March 31, 2023 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $421.2

1

The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.0% or less in the following types: Preferred Stocks and Warrants.

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PORTFOLIO SUMMARY (continued)

March 31, 2023 (unaudited)

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Angola, Bahrain, Belgium, Chile, China, Colombia, Czech Republic, Denmark, Ecuador, Egypt, Ghana, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Japan, Kazakhstan, Kuwait, Lebanon, Macau, Malaysia, Netherlands, Nigeria, Norway, Oman, Panama, Peru, Romania, Saudi Arabia, Senegal, Slovenia, South Korea, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine and United Republic of Tanzania.

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PORTFOLIO OF INVESTMENTS

March 31, 2023 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 54.3%
Industrial – 48.8%
Basic – 3.9%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)	U.S.$	1,977	$1,580,137
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	299,119
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	542,188
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)	U.S.$	1,500	1,330,620
Element Solutions, Inc. 3.875%, 09/01/2028(a)		320	280,512
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,215	2,126,799
5.125%, 05/15/2024(a)		632	624,618
Hecla Mining Co. 7.25%, 02/15/2028		298	300,852
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	300	282,027
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)		257	249,072
3.375%, 01/15/2026(a)	U.S.$	1,273	1,169,938
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	280	262,842
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	1,803	1,558,351
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	88,082
7.125%, 10/01/2027(a)	U.S.$	453	424,995
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	187	186,806
5.375%, 11/01/2026(a)	U.S.$	2,139	1,966,618
6.857% (EURIBOR 3 Month + 4.38%), 11/01/2026(a)(b)	EUR	318	340,015
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	369	373,387
SPCM SA 3.125%, 03/15/2027(a)		862	758,663
Synthomer PLC 3.875%, 07/01/2025(a)	EUR	200	198,689
thyssenkrupp AG 2.875%, 02/22/2024(a)		343	366,337
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	1,141	1,099,445

			16,410,112

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 3.9%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(c)	EUR	251	$203,430
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027(a)	U.S.$	324	321,074
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	189,551
4.125%, 08/15/2026(a)	U.S.$	523	487,112
5.25%, 08/15/2027(a)		521	411,335
Ball Corp. 1.50%, 03/15/2027	EUR	493	478,712
5.25%, 07/01/2025	U.S.$	500	499,255
Bombardier, Inc. 7.875%, 04/15/2027(a)		1,039	1,053,525
Chart Industries, Inc. 7.50%, 01/01/2030(a)		300	309,966
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		852	826,806
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		1,011	962,472
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,122,998
GFL Environmental, Inc. 3.75%, 08/01/2025(a)		355	341,081
4.00%, 08/01/2028(a)		489	444,247
5.125%, 12/15/2026(a)		64	62,616
Griffon Corp. 5.75%, 03/01/2028		500	463,395
LSB Industries, Inc. 6.25%, 10/15/2028(a)		1,255	1,116,862
Moog, Inc. 4.25%, 12/15/2027(a)		500	469,085
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	245,387
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)		931	986,588
Silgan Holdings, Inc. 2.25%, 06/01/2028		412	376,611
4.125%, 02/01/2028	U.S.$	500	470,730
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	176,771
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,660	1,566,359

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

TransDigm, Inc. 5.50%, 11/15/2027	U.S.$	794	$748,766
6.75%, 08/15/2028(a)		508	513,080
8.00%, 12/15/2025(a)		275	280,431
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	440,394
5.50%, 08/15/2026(a)	U.S.$	232	222,200
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	266,407
7.25%, 06/15/2028(a)		500	513,825

			16,571,071

Communications - Media – 7.0%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	108,091
5.00%, 01/15/2028(a)	U.S.$	1,832	1,485,422
AMC Networks, Inc. 4.25%, 02/15/2029		1,228	752,555
4.75%, 08/01/2025		791	698,461
5.00%, 04/01/2024		284	278,794
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	360	379,539
5.375%, 03/01/2025(a)	U.S.$	999	976,043
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 05/01/2027(a)		1,602	1,513,169
6.375%, 09/01/2029(a)		1,456	1,390,247
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		1,020	915,154
CSC Holdings LLC 5.375%, 02/01/2028(a)		2,460	2,020,324
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,364	1,888,671
5.75%, 12/01/2028(a)		754	562,967
7.75%, 07/01/2026		145	95,700
Gray Television, Inc. 7.00%, 05/15/2027(a)		969	811,567
iHeartCommunications, Inc. 5.25%, 08/15/2027(a)		1,673	1,367,192
6.375%, 05/01/2026		1,048	924,860
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		674	576,310
6.75%, 10/15/2027(a)		1,529	1,443,896
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,245	1,952,836
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	615,347
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		431	342,731

16 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)	U.S.$	1,184	$1,067,897
4.00%, 07/15/2028(a)		1,553	1,334,928
5.00%, 08/01/2027(a)		230	213,778
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	297,895
Univision Communications, Inc. 4.50%, 05/01/2029(a)		1,471	1,235,611
5.125%, 02/15/2025(a)		357	350,556
6.625%, 06/01/2027(a)		730	693,500
Urban One, Inc. 7.375%, 02/01/2028(a)		608	551,821
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	181,397
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	230,836
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)	U.S.$	1,500	1,332,345
Ziggo BV 4.875%, 01/15/2030(a)		971	827,583

			29,418,023

Communications - Telecommunications – 2.0%
Altice France SA/France 5.125%, 07/15/2029(a)		200	151,860
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)		791	744,244
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		246	167,130
6.50%, 10/01/2028(a)		2,491	1,815,989
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		714	674,359
Level 3 Financing, Inc. 3.40%, 03/01/2027(a)		500	395,110
3.625%, 01/15/2029(a)		543	299,698
3.875%, 11/15/2029(a)		862	623,536
4.25%, 07/01/2028(a)		22	12,398
4.625%, 09/15/2027(a)		132	79,294
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,160,296
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,318	1,220,850
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		500	489,890
United Group BV 3.625%, 02/15/2028(a)	EUR	147	113,648
4.625%, 08/15/2028(a)		154	123,225

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

7.357% (EURIBOR 3 Month + 4.88%), 02/01/2029(a)(b)	EUR	317	$287,175
Zayo Group Holdings, Inc. 4.00%, 03/01/2027(a)	U.S.$	140	106,189

			8,464,891

Consumer Cyclical - Automotive – 2.8%
Allison Transmission, Inc. 5.875%, 06/01/2029(a)		500	486,860
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	45,259
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	444,953
6.25%, 05/15/2026(a)	U.S.$	511	509,452
Ford Motor Credit Co. LLC 2.30%, 02/10/2025		1,141	1,058,072
2.70%, 08/10/2026		254	226,090
4.95%, 05/28/2027		246	234,630
7.35%, 11/04/2027		942	971,730
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		919	820,685
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a)(c)	EUR	281	303,471
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a)(c)	U.S.$	1,073	979,734
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a)(c)		662	584,659
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a)(c)	EUR	377	418,749
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	1,667	1,367,407
6.875%, 11/15/2026(a)	EUR	478	495,447
7.75%, 10/15/2025(a)	U.S.$	293	286,419
Mclaren Finance PLC 7.50%, 08/01/2026(a)		357	296,842
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	135,922
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	300	295,707
ZF Finance GmbH 3.00%, 09/21/2025(a)		200	206,048
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,541,297

			11,709,433

18 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 2.8%
Boyne USA, Inc. 4.75%, 05/15/2029(a)	U.S.$	197	$175,413
Carnival Corp. 4.00%, 08/01/2028(a)		820	706,315
5.75%, 03/01/2027(a)		246	202,005
7.625%, 03/01/2026(a)	EUR	182	175,936
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027	U.S.$	1,059	1,015,973
5.50%, 05/01/2025(a)		1,294	1,292,952
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	416,651
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	383,510
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	228,955
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	834,778
8.375%, 02/01/2028(a)		540	542,203
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	266,549
5.50%, 08/31/2026(a)		244	226,796
5.50%, 04/01/2028(a)		526	464,090
7.25%, 01/15/2030(a)		143	143,889
9.25%, 01/15/2029(a)		378	401,772
11.50%, 06/01/2025(a)		363	387,107
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		410	368,934
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,359,454
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		132	113,688
13.00%, 05/15/2025(a)		656	693,090
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	194,948
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,340	1,187,575

			11,782,583

Consumer Cyclical - Other – 2.6%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		354	314,437
Allwyn Entertainment Financing UK PLC 6.779% (EURIBOR 3 Month + 4.12%), 02/15/2028(a)(b)	EUR	466	499,762

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)	U.S.$	545	$483,410
Caesars Entertainment, Inc. 6.25%, 07/01/2025(a)		330	330,102
7.00%, 02/15/2030(a)		501	509,667
Castle UK Finco PLC 7.00%, 05/15/2029(a)	GBP	276	269,618
7.904% (EURIBOR 3 Month + 5.25%), 05/15/2028(a)(b)	EUR	194	175,102
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	331	309,935
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,125	1,008,968
Forestar Group, Inc. 3.85%, 05/15/2026(a)		464	420,778
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		500	447,490
4.875%, 01/15/2030		526	502,835
5.375%, 05/01/2025(a)		105	104,769
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	29,903
5.00%, 06/01/2029(a)		558	494,974
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		139	118,335
Mattamy Group Corp. 4.625%, 03/01/2030(a)		598	527,382
5.25%, 12/15/2027(a)		1,150	1,082,081
MGM Resorts International 4.75%, 10/15/2028		541	504,466
5.50%, 04/15/2027		267	258,718
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028		445	397,701
Taylor Morrison Communities, Inc. 5.875%, 06/15/2027(a)		195	191,903
Travel + Leisure Co. 6.625%, 07/31/2026(a)		1,119	1,123,442
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,024	967,680

			11,073,458

Consumer Cyclical - Restaurants – 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(a)		452	453,817

20 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Stonegate Pub Co. Financing 2019 PLC 8.00%, 07/13/2025(a)	GBP	112	$127,038
8.25%, 07/31/2025(a)		670	770,284
Yum! Brands, Inc. 4.75%, 01/15/2030(a)	U.S.$	500	477,715

			1,828,854

Consumer Cyclical - Retailers – 2.6%
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		500	447,380
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		1,474	1,436,030
eG Global Finance PLC 4.375%, 02/07/2025(a)	EUR	610	604,487
FirstCash, Inc. 5.625%, 01/01/2030(a)	U.S.$	500	461,145
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		939	889,365
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		965	804,057
Penske Automotive Group, Inc. 3.75%, 06/15/2029		500	431,355
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		302	283,542
7.75%, 02/15/2029(a)		646	633,545
Rite Aid Corp. 7.50%, 07/01/2025(a)		101	60,429
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,488	1,262,404
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,957	1,798,894
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		509	451,961
Staples, Inc. 7.50%, 04/15/2026(a)		739	647,394
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		177	177,096
William Carter Co. (The) 5.625%, 03/15/2027(a)		712	695,339

			11,084,423

Consumer Non-Cyclical – 6.8%
AdaptHealth LLC 4.625%, 08/01/2029(a)		991	825,979
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		694	670,786

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.50%, 02/15/2028(a)	U.S.$	463	$466,792
7.50%, 03/15/2026(a)		185	191,318
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	361,094
CAB SELAS 3.375%, 02/01/2028(a)		659	586,214
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)	U.S.$	321	275,370
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	106,026
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	1,413	1,225,933
DaVita, Inc. 4.625%, 06/01/2030(a)		541	461,635
Elanco Animal Health, Inc. 6.65%, 08/28/2028		2,127	2,007,505
Embecta Corp. 5.00%, 02/15/2030(a)		2,424	2,086,846
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	500,199
Grifols Escrow Issuer SA 3.875%, 10/15/2028(a)	EUR	481	406,705
4.75%, 10/15/2028(a)	U.S.$	1,124	922,163
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	892,655
IQVIA, Inc. 1.75%, 03/15/2026(a)		798	805,941
Jazz Securities DAC 4.375%, 01/15/2029(a)	U.S.$	500	459,995
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		469	408,232
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		220	214,064
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,062	1,687,190
6.75%, 04/15/2025(a)		840	796,438
Medline Borrower LP 3.875%, 04/01/2029(a)		654	567,443
5.25%, 10/01/2029(a)		1,700	1,474,903
ModivCare, Inc. 5.875%, 11/15/2025(a)		860	835,198
Newell Brands, Inc. 4.45%, 04/01/2026		1,660	1,598,165
4.875%, 06/01/2025		122	119,466
6.375%, 09/15/2027		165	166,505
6.625%, 09/15/2029		165	166,305

22 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Option Care Health, Inc. 4.375%, 10/31/2029(a)	U.S.$	500	$444,815
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		1,457	1,340,964
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		1,137	1,095,454
Post Holdings, Inc. 5.50%, 12/15/2029(a)		500	473,360
5.75%, 03/01/2027(a)		183	179,644
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	223,323
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	281	246,808
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		570	431,832
Syneos Health, Inc. 3.625%, 01/15/2029(a)		757	624,184
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,981	1,765,745
US Foods, Inc. 6.25%, 04/15/2025(a)		500	504,735

			28,617,929

Energy – 2.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	648,116
Buckeye Partners LP 4.125%, 03/01/2025(a)		1,250	1,189,650
Callon Petroleum Co. 8.25%, 07/15/2025		125	124,480
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	349,037
7.00%, 06/15/2025(a)		376	371,845
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		407	383,939
CNX Resources Corp. 6.00%, 01/15/2029(a)		165	155,059
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		467	438,989
Cullinan Holdco Scsp 4.625%, 10/15/2026(a)	EUR	190	181,390
EQM Midstream Partners LP 4.125%, 12/01/2026	U.S.$	1,400	1,269,184
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		680	666,509

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

8.00%, 01/15/2027	U.S.$	449	$443,051
Gulfport Energy Corp. 6.00%, 10/15/2024(d)		400	252
8.00%, 05/17/2026(a)		64	63,391
Hess Midstream Operations LP 5.625%, 02/15/2026(a)		195	192,793
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		1,250	1,188,362
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271	258,412
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		563	551,318
New Fortress Energy, Inc. 6.75%, 09/15/2025(a)		380	365,507
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		312	301,167
PDC Energy, Inc. 5.75%, 05/15/2026		228	221,947
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 8.50%, 10/15/2026(a)		745	715,640
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		356	301,920
Weatherford International Ltd. 11.00%, 12/01/2024(a)		5	5,135

			10,387,093

Other Industrial – 0.8%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		727	664,035
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	631,602
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	1,127	1,160,494
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	885,415

			3,341,546

Services – 5.2%
ADT Security Corp. (The) 4.125%, 06/15/2023	U.S.$	77	76,704
4.875%, 07/15/2032(a)		21	18,355
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,847	1,773,914

24 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	$142,925
4.625%, 06/01/2028(a)	U.S.$	1,524	1,278,168
ANGI Group LLC 3.875%, 08/15/2028(a)		969	758,116
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	194,130
APX Group, Inc. 6.75%, 02/15/2027(a)	U.S.$	1,599	1,590,110
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	498,324
5.00%, 02/01/2028(a)		607	574,355
Block, Inc. 2.75%, 06/01/2026		1,827	1,666,187
Elior Group SA 3.75%, 07/15/2026(a)	EUR	200	189,412
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	1,131	1,026,247
7.75%, 02/15/2028(a)		210	206,999
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		556	446,485
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	485,736
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,328	3,486,853
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,156	1,071,358
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	159,577
5.25%, 04/15/2024(a)		583	578,289
5.75%, 04/15/2026(a)		225	223,258
6.25%, 01/15/2028(a)		2,024	1,900,435
Q-Park Holding I BV 1.50%, 03/01/2025(a)	EUR	170	169,516
2.00%, 03/01/2027(a)		221	199,167
Sabre GLBL, Inc. 7.375%, 09/01/2025(a)	U.S.$	585	522,528
9.25%, 04/15/2025(a)		141	132,763
11.25%, 12/15/2027(a)		292	271,426
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)	EUR	200	202,027
TripAdvisor, Inc. 7.00%, 07/15/2025(a)	U.S.$	461	463,116
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)		1,578	1,355,534

			21,662,014

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 2.9%
Black Knight InfoServ LLC 3.625%, 09/01/2028(a)	U.S.$	438	$398,238
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		500	503,015
Centurion Bidco SpA 5.875%, 09/30/2026(a)	EUR	1,450	1,402,897
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)	U.S.$	1,039	927,515
CommScope, Inc. 4.75%, 09/01/2029(a)		572	476,613
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,156	2,168,225
GoTo Group, Inc. 5.50%, 09/01/2027(a)		789	406,856
NCR Corp. 5.125%, 04/15/2029(a)		882	764,906
5.75%, 09/01/2027(a)		319	313,175
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	135,595
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	500	419,170
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		1,421	1,358,632
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,378	715,416
Seagate HDD Cayman 4.091%, 06/01/2029		191	170,680
4.875%, 03/01/2024		218	215,373
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		1,857	1,400,661
Virtusa Corp. 7.125%, 12/15/2028(a)		269	212,983

			11,989,950

Transportation - Airlines – 1.0%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		337	332,424
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		602	593,205
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		1,711	1,625,477
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,154	1,160,792

26 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

United Airlines, Inc. 4.375%, 04/15/2026(a)	U.S.$	395	$378,765

			4,090,663

Transportation - Services – 1.6%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	248,754
6.125%, 10/15/2026(a)	U.S.$	475	427,871
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,048	953,324
5.375%, 03/01/2029(a)		963	894,280
5.75%, 07/15/2027(a)		69	66,644
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,194,269
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	1,779	1,598,485
Loxam SAS 4.50%, 02/15/2027(a)	EUR	404	411,644
Mundys SpA 1.875%, 02/12/2028(a)		573	521,755
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	352	299,505
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		334	286,151

			6,902,682

			205,334,725

Financial Institutions – 4.6%
Banking – 0.3%
Bread Financial Holdings, Inc. 4.75%, 12/15/2024(a)		1,128	1,012,086
CaixaBank SA 5.875%, 10/09/2027(a)(e)	EUR	200	191,191

			1,203,277

Brokerage – 0.6%
AG Issuer LLC 6.25%, 03/01/2028(a)	U.S.$	644	582,537
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		824	829,142
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		500	448,005
NFP Corp. 4.875%, 08/15/2028(a)		688	620,280

			2,479,964

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Finance – 1.9%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)	U.S.$	748	$664,875
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	403,579
Enova International, Inc. 8.50%, 09/15/2025(a)		1,290	1,222,610
goeasy Ltd. 5.375%, 12/01/2024(a)		852	807,952
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		2,753	2,331,213
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	162	174,566
Navient Corp. 4.875%, 03/15/2028	U.S.$	261	219,629
5.00%, 03/15/2027		554	490,384
6.75%, 06/25/2025		607	594,842
6.75%, 06/15/2026		70	68,142
7.25%, 09/25/2023		82	82,036
SLM Corp. 3.125%, 11/02/2026		328	280,594
4.20%, 10/29/2025		614	552,796

			7,893,218

Insurance – 0.0%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)		104	88,740

Other Finance – 0.3%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	379,653
Intrum AB 3.50%, 07/15/2026(a)	EUR	250	226,251
4.875%, 08/15/2025(a)		345	345,002
Motion Finco SARL 7.00%, 05/15/2025(a)		492	539,897

			1,490,803

REITs – 1.5%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)		826	784,387
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	836,445
5.75%, 05/15/2026(a)		1,011	903,682
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		323	305,086

28 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027	U.S.$	740	$608,502
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	821	819,679
Office Properties Income Trust 3.45%, 10/15/2031	U.S.$	238	132,123
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	1,119	1,092,673
Vivion Investments SARL 3.00%, 08/08/2024(a)	U.S.$	900	714,225
3.50%, 11/01/2025(a)		100	71,577

			6,268,379

			19,424,381

Utility – 0.9%
Electric – 0.8%
Calpine Corp. 4.50%, 02/15/2028(a)		1,379	1,278,774
5.125%, 03/15/2028(a)		137	125,470
ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	103,429
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	1,749	1,454,224
Vistra Operations Co. LLC 5.50%, 09/01/2026(a)		528	513,126

			3,475,023

Natural Gas – 0.1%
UGI International LLC 2.50%, 12/01/2029(a)	EUR	433	365,044

			3,840,067

Total Corporates - Non-Investment Grade (cost $241,765,019)			228,599,173

CORPORATES - INVESTMENT GRADE – 19.4%
Industrial – 12.0%
Basic – 1.7%
Anglo American Capital PLC 4.75%, 04/10/2027(a)	U.S.$	1,323	1,291,513
Arconic Corp. 6.00%, 05/15/2025(a)		285	284,952
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	309,986
Celanese US Holdings LLC 5.90%, 07/05/2024		320	320,150
6.05%, 03/15/2025		320	321,853

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Freeport Indonesia PT 4.763%, 04/14/2027(a)	U.S.$	218	$212,182
Glencore Finance Europe Ltd. 1.875%, 09/13/2023(a)	EUR	290	312,193
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)	U.S.$	395	350,637
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	203,784
2.875%, 05/01/2026(a)		472	477,270
3.375%, 03/31/2026(a)		185	187,916
MEGlobal Canada ULC 5.00%, 05/18/2025(a)	U.S.$	248	244,947
Nexa Resources SA 5.375%, 05/04/2027(a)		346	323,942
Olin Corp. 5.625%, 08/01/2029		743	727,806
SABIC Capital II BV 4.50%, 10/10/2028(a)		319	313,776
Smurfit Kappa Acquisitions ULC 2.875%, 01/15/2026(a)	EUR	334	349,998
Suzano Austria GmbH 6.00%, 01/15/2029	U.S.$	309	310,352
Westlake Corp. 3.60%, 08/15/2026		843	805,815

			7,349,072

Capital Goods – 0.2%
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		590	592,720
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		91	86,834
4.40%, 03/15/2024		50	49,333

			728,887

Communications - Media – 0.8%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		605	547,991
Netflix, Inc. 3.625%, 05/15/2027	EUR	1,136	1,221,372
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	420	484,212
3.625%, 11/15/2027(a)		200	219,235
Prosus NV 4.85%, 07/06/2027(a)	U.S.$	321	306,715
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)		205	167,895

30 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Warnermedia Holdings, Inc. 4.054%, 03/15/2029(a)	U.S.$	391	$363,603
Weibo Corp. 3.50%, 07/05/2024		352	341,946

			3,652,969

Consumer Cyclical - Automotive – 1.3%
General Motors Financial Co., Inc. 2.20%, 04/01/2024(a)	EUR	472	504,211
3.85%, 01/05/2028	U.S.$	376	352,094
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	713,765
6.50%, 03/10/2028(a)		1,135	1,149,903
Hyundai Capital America 5.875%, 04/07/2025(a)		771	779,612
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		23	19,893
2.75%, 03/09/2028(a)		335	283,011
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,110	1,032,911
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)		785	758,687

			5,594,087

Consumer Cyclical -Entertainment – 0.7%
Hasbro, Inc. 3.90%, 11/19/2029		382	347,884
Mattel, Inc.
3.375%, 04/01/2026(a)		1,100	1,029,611
5.875%, 12/15/2027(a)		1,750	1,741,180

			3,118,675

Consumer Cyclical - Other – 1.3%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	528,859
Gohl Capital Ltd. 4.25%, 01/24/2027(a)		347	315,618
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	313,771
4.125%, 04/15/2026(a)	U.S.$	437	423,095
Las Vegas Sands Corp. 3.20%, 08/08/2024		545	526,933
3.90%, 08/08/2029		674	608,737
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	113,276
PulteGroup, Inc. 5.50%, 03/01/2026		345	346,376

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)	U.S.$	800	$612,840
Sands China Ltd. 4.30%, 01/08/2026		437	409,141
5.90%, 08/08/2028		318	302,100
Toll Brothers Finance Corp. 4.375%, 04/15/2023		867	866,332

			5,367,078

Consumer Cyclical - Retailers – 0.4%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		719	654,211
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		770	711,595
PVH Corp. 4.625%, 07/10/2025		246	240,699
Ross Stores, Inc. 4.70%, 04/15/2027		142	141,029

			1,747,534

Consumer Non-Cyclical – 0.8%
BAT Capital Corp. 2.259%, 03/25/2028		735	631,255
BAT International Finance PLC 4.448%, 03/16/2028		1,586	1,508,048
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(a)		1,061	992,958
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		343	286,405

			3,418,666

Energy – 2.8%
Boardwalk Pipelines LP 4.80%, 05/03/2029		363	355,976
Cheniere Energy Partners LP 4.50%, 10/01/2029		193	180,050
Continental Resources, Inc./OK 3.80%, 06/01/2024		483	473,113
Devon Energy Corp. 4.50%, 01/15/2030		345	329,509
Ecopetrol SA 4.125%, 01/16/2025		353	339,939
5.375%, 06/26/2026		329	314,771
8.875%, 01/13/2033		123	124,076
Energy Transfer LP 3.90%, 05/15/2024		1,564	1,532,063
3.90%, 07/15/2026		20	19,200
4.75%, 01/15/2026		253	250,075

32 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EnLink Midstream Partners LP 4.15%, 06/01/2025	U.S.$	306	$296,581
4.85%, 07/15/2026		582	561,909
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		175	164,236
Marathon Petroleum Corp. 4.70%, 05/01/2025		345	344,355
5.125%, 12/15/2026		1,656	1,670,772
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	481,530
ONEOK, Inc. 4.35%, 03/15/2029		323	305,674
6.35%, 01/15/2031		200	208,928
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026		57	55,729
4.65%, 10/15/2025		681	674,653
Raizen Fuels Finance SA 5.30%, 01/20/2027(a)		392	377,986
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		387	387,902
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	180,895
Transportadora de Gas del Peru SA 4.25%, 04/30/2028(a)		343	325,816
Var Energi ASA 7.50%, 01/15/2028(a)		703	738,916
Western Midstream Operating LP 4.30%, 02/01/2030		1,182	1,075,100

			11,769,754

Services – 0.1%
Booking Holdings, Inc. 4.625%, 04/13/2030		195	194,772
Expedia Group, Inc. 6.25%, 05/01/2025(a)		50	50,670

			245,442

Technology – 1.3%
Baidu, Inc. 3.075%, 04/07/2025		234	225,166
Broadcom, Inc. 3.187%, 11/15/2036(a)		719	544,952
4.00%, 04/15/2029(a)		386	361,454
4.15%, 11/15/2030		149	138,118
4.926%, 05/15/2037(a)		200	181,466
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	358,778
4.125%, 05/01/2025		999	975,194

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Entegris Escrow Corp. 4.75%, 04/15/2029(a)	U.S.$	701	$661,555
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		269	225,422
Microchip Technology, Inc. 4.25%, 09/01/2025		238	234,109
Micron Technology, Inc. 5.327%, 02/06/2029		353	354,391
SK Hynix, Inc. 6.25%, 01/17/2026(a)		200	202,080
6.375%, 01/17/2028(a)		200	200,750
6.50%, 01/17/2033(a)		200	196,600
Western Digital Corp. 4.75%, 02/15/2026		363	349,642
Workday, Inc. 3.70%, 04/01/2029		200	187,356

			5,397,033

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		249	244,654
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		945	942,940

			1,187,594

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		188	164,731
5.875%, 07/05/2034(a)		93	88,887

			253,618

Transportation - Services – 0.2%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		346	272,692
4.375%, 07/03/2029(a)		348	264,480
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)		291	274,212

			811,384

			50,641,793

Financial Institutions – 6.5%
Banking – 4.2%
ABN AMRO Bank NV 7.75%, 05/15/2023(f)		200	200,254
AIB Group PLC 7.583%, 10/14/2026(a)		643	658,799
Ally Financial, Inc. 5.75%, 11/20/2025		785	737,900

34 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Banco de Credito del Peru S.A. 3.125%, 07/01/2030(a)	U.S.$	248	$223,556
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		266	263,706
Banco Santander SA 4.175%, 03/24/2028		400	375,164
5.179%, 11/19/2025		400	392,036
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		290	288,973
Barclays PLC 7.385%, 11/02/2028		983	1,040,850
Citigroup, Inc. 3.875%, 02/18/2026(e)		154	129,865
8.87% (LIBOR 3 Month + 4.07%), 07/30/2023(b)(e)		122	121,342
Series V 4.70%, 01/30/2025(e)		147	128,953
Series W 4.00%, 12/10/2025(e)		207	181,384
Credit Suisse Group AG 6.373%, 07/15/2026(a)		445	432,673
6.442%, 08/11/2028(a)		934	928,013
Danske Bank A/S 3.244%, 12/20/2025(a)		358	340,666
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	139,670
6.72%, 01/18/2029		591	588,447
HSBC Holdings PLC 7.336%, 11/03/2026		804	836,594
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		914	890,236
5.71%, 01/15/2026(a)		347	327,499
7.00%, 11/21/2025(a)		200	202,968
KBC Group NV 5.796%, 01/19/2029(a)		253	254,553
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	715,381
NatWest Group PLC 7.472%, 11/10/2026		368	381,704
Santander Holdings USA, Inc. 6.499%, 03/09/2029		1,121	1,120,294
Santander UK Group Holdings PLC 6.833%, 11/21/2026		1,683	1,705,906
Standard Chartered PLC 7.776%, 11/16/2025(a)		561	573,808

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Truist Financial Corp. Series Q 5.10%, 03/01/2030(e)	U.S.$	1,090	$955,505
UBS Group AG 4.375%, 12/31/2099(a)(e)		507	352,370
7.00%, 02/19/2025(a)(e)		401	377,417
UniCredit SpA 1.982%, 06/03/2027(a)		222	194,108
2.569%, 09/22/2026(a)		482	435,694
5.861%, 06/19/2032(a)		426	377,312
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(e)		878	773,132

			17,646,732

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(e)		380	360,115

Finance – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.00%, 10/29/2028		922	804,002
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	33,630
4.125%, 05/01/2024		25	24,437
4.25%, 06/15/2026		5	4,731
4.40%, 09/25/2023		59	58,609
5.00%, 04/01/2023		6	6,000
5.25%, 08/11/2025(a)		1,078	1,053,249
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		119	105,784
1.95%, 09/20/2026(a)		988	855,124
3.50%, 11/01/2027(a)		96	85,619
4.125%, 08/01/2025(a)		3	2,853
4.375%, 01/30/2024(a)		308	302,832
4.875%, 10/01/2025(a)		31	29,892
5.50%, 12/15/2024(a)		105	103,784
Huarong Finance II Co., Ltd. 4.625%, 06/03/2026(a)		685	577,113
Power Finance Corp. Ltd. 4.50%, 06/18/2029(a)		341	321,652

			4,369,311

Insurance – 0.4%
Centene Corp. 2.45%, 07/15/2028		1,214	1,055,864
4.625%, 12/15/2029		20	18,816

36 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hartford Financial Services Group, Inc. (The) Series ICON 6.989% (LIBOR 3 Month + 2.12%), 02/12/2047(a)(b)	U.S.$	859	$697,671

			1,772,351

REITs – 0.8%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024		13	12,389
5.25%, 06/01/2025		191	186,882
5.375%, 04/15/2026		79	76,805
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	350,007
Sabra Health Care LP 3.90%, 10/15/2029		334	273,239
Spirit Realty LP 2.10%, 03/15/2028		346	290,951
4.00%, 07/15/2029		393	354,152
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	177,279
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(a)		696	690,543
5.75%, 02/01/2027(a)		200	196,700
Vornado Realty LP 2.15%, 06/01/2026		839	673,407

			3,282,354

			27,430,863

Utility – 0.9%
Electric – 0.9%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		956	798,260
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		291	248,921
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		460	341,205
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		188	177,337
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		287	263,741
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	322,999
Enel Finance International NV 3.50%, 04/06/2028(a)		389	358,957
Engie Energia Chile SA 3.40%, 01/28/2030(a)		289	235,409
Fenix Power Peru SA 4.317%, 09/20/2027(a)		348	322,335

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kallpa Generacion SA 4.125%, 08/16/2027(a)	U.S.$	710	$653,200

			3,722,364

Total Corporates - Investment Grade (cost $86,226,970)			81,795,020

BANK LOANS – 5.1%
Industrial – 4.5%
Capital Goods – 0.5%
ACProducts Holdings, Inc. 9.409% (LIBOR 3 Month + 4.25%), 05/17/2028(g)		663	524,608
Apex Tool Group, LLC 10.093% (SOFR 1 Month + 5.25%), 02/08/2029(g)		712	623,600
Chariot Buyer LLC 8.090% (LIBOR 1 Month + 3.25%), 11/03/2028(g)		99	94,726
Gates Global LLC 7.407% (SOFR 1 Month + 2.50%), 03/31/2027(g)		282	280,354
GFL Environmental, Inc. 7.718% (SOFR 1 Month + 3.00%), 05/28/2027(g)		192	191,845
Transdigm Inc. 7.825% (SOFR 1 Month + 3.25%), 08/24/2028(g)		562	560,223

			2,275,356

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 8.325% (LIBOR 3 Month + 3.50%), 08/21/2026(g)		81	75,318
Coral-US Co-Borrower LLC 7.684% (LIBOR 1 Month + 3.00%), 10/15/2029(g)		320	314,973
Univision Communications, Inc. 7.590% (LIBOR 1 Month + 2.75%), 03/15/2024(g)		48	47,879

			438,170

Communications - Telecommunications – 0.6%
Crown Subsea Communications Holding, Inc. 9.530% (SOFR 1 Month + 4.75%), 04/27/2027(g)		505	496,659

38 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Directv Financing, LLC 9.840% (LIBOR 1 Month + 5.00%), 08/02/2027(g)	U.S.$	294	$282,436
Proofpoint, Inc. 11.090% (LIBOR 1 Month + 6.25%), 08/31/2029(g)		850	799,705
Zacapa SARL 8.830% (SOFR 3 Month + 4.25%), 03/22/2029(g)		901	878,151

			2,456,951

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 8.090% (LIBOR 1 Month + 3.25%), 04/30/2026(g)		110	109,053

Consumer Cyclical - Entertainment – 0.3%
Seaworld Parks & Entertainment, Inc. 7.875% (LIBOR 1 Month + 3.00%), 08/25/2028(g)		1,352	1,344,746

Consumer Cyclical - Other – 0.1%
Caesars Entertainment, Inc. 8.157% (SOFR 1 Month + 3.25%), 02/06/2030(g)		140	139,105
Flutter Entertainment PLC 7.409% (LIBOR 3 Month + 2.25%), 07/21/2026(g)		79	78,916
Marriott Ownership Resorts, Inc. 6.590% (LIBOR 1 Month + 1.75%), 08/29/2025(g)		311	309,292

			527,313

Consumer Cyclical - Restaurants – 0.4%
1011778 B.C. Unlimited Liability Company 6.590% (LIBOR 1 Month + 1.75%), 11/19/2026(g)		1,599	1,581,713
IRB Holding Corp. 7.687% (SOFR 1 Month + 3.00%), 12/15/2027(g)		47	46,423
7.718% (SOFR 1 Month + 3.00%), 12/15/2027(g)		33	32,111

			1,660,247

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 8.590% (LIBOR 1 Month + 3.75%), 03/06/2028(g)		127	125,188

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Restoration Hardware, Inc. 8.157% (SOFR 1 Month + 3.25%), 10/20/2028(g)	U.S.$	507	$588,261

			713,449

Consumer Non-Cyclical – 0.8%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 8.657% (SOFR 1 Month + 3.75%), 05/12/2028(g)		564	534,351
Gainwell Acquisition Corp. 8.998% (SOFR 3 Month + 4.00%), 10/01/2027(g)		391	372,428
Kronos Acquisition Holdings, Inc. 8.703% (LIBOR 3 Month + 3.75%), 12/22/2026(g)		549	526,239
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 8.575% (LIBOR 3 Month + 3.75%), 11/16/2025(g)		694	659,780
PetSmart LLC 8.657% (SOFR 1 Month + 3.75%), 02/11/2028(g)		709	703,293
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 9.885% (LIBOR 1 Month + 5.25%), 12/15/2027(g)		531	497,163

			3,293,254

Energy – 0.4%
GIP II Blue Holding, L.P. 9.230% (LIBOR 3 Month + 4.50%), 09/29/2028(g)		909	899,385
Parkway Generation, LLC 9.902% (SOFR 3 Month + 4.75%), 02/18/2029(g)		566	545,007

			1,444,392

Other Industrial – 0.3%
American Tire Distributors, Inc. 11.068% (LIBOR 3 Month + 6.25%), 10/20/2028(g)		1,127	981,214
Dealer Tire Financial, LLC 9.307% (SOFR 1 Month + 4.50%), 12/14/2027(g)		126	125,085
Rockwood Service Corporation 9.090% (LIBOR 1 Month + 4.25%), 01/23/2027(g)		35	34,794

			1,141,093

40 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.1%
Amentum Government Services Holdings LLC 8.840% (LIBOR 1 Month + 4.00%), 01/29/2027(g)	U.S.$	58	$57,183
Garda World Security Corporation 10/30/2026(g)		457	450,727

			507,910

Technology – 0.7%
Ascend Learning, LLC 10.657% (SOFR 1 Month + 5.75%), 12/10/2029(g)		300	257,499
Banff Guarantor, Inc. 10.340% (LIBOR 1 Month + 5.50%), 02/27/2026(g)		120	115,126
Boxer Parent Company, Inc. 8.590% (LIBOR 1 Month + 3.75%), 10/02/2025(g)(h)		986	972,472
Endurance International Group Holdings, Inc. 8.219% (LIBOR 1 Month + 3.50%), 02/10/2028(g)		619	577,194
FINThrive Software Intermediate Holdings, Inc. 11.590% (LIBOR 1 Month + 6.75%), 12/17/2029(g)		240	145,601
Loyalty Ventures, Inc. 11.500% (PRIME 3 Month + 3.50%), 11/03/2027(d)(g)(i)		583	52,962
Playtika Holding Corp. 7.590% (LIBOR 1 Month + 2.75%), 03/13/2028(g)(h)		791	784,501
Presidio Holdings, Inc. 8.326% (SOFR 3 Month + 3.50%), 01/22/2027(g)		104	103,187
8.407% (SOFR 1 Month + 3.50%), 01/22/2027(g)		4	4,024
Veritas US, Inc. 9.840% (LIBOR 1 Month + 5.00%), 09/01/2025(g)		96	72,384

			3,084,950

			18,996,884

Financial Institutions – 0.5%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.541% (SOFR 6 Month + 4.50%), 12/11/2028(g)		109	108,218

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.5%
Asurion, LLC 9.157% (SOFR 1 Month + 4.25%), 08/19/2028(g)	U.S.$	990	$915,443
Cross Financial Corp. 8.875% (LIBOR 1 Month + 4.00%), 09/15/2027(g)		412	410,075
Hub International Limited 8.058% (LIBOR 3 Month + 3.25%), 04/25/2025(g)		704	701,633

			2,027,151

			2,135,369

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC 8.590% (LIBOR 1 Month + 3.75%), 11/09/2026(g)		532	499,039

Total Bank Loans (cost $23,013,843)			21,631,292

EMERGING MARKETS - CORPORATE BONDS – 4.2%
Industrial – 3.8%
Basic – 0.9%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	362,070
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	616,677
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	302,126
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	273,709
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	504,560
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	331,878
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	332,085
Sasol Financing USA LLC 5.875%, 03/27/2024		684	675,792
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		200	160,162
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	104,918

			3,663,977

42 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Capital Goods – 0.5%
Cemex SAB de CV 7.375%, 06/05/2027(a)	U.S.$	397	$407,918
Embraer Netherlands Finance BV 5.40%, 02/01/2027		588	566,391
6.95%, 01/17/2028(a)		318	319,550
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	220,065
Usiminas International SARL 5.875%, 07/18/2026(a)		545	515,093

			2,029,017

Communications - Media – 0.0%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	181,966

Communications - Telecommunications – 0.1%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)	U.S.$	208	186,160
HTA Group Ltd./Mauritius 7.00%, 12/18/2025(a)		424	402,535

			588,695

Consumer Cyclical - Other – 0.6%
Allwyn International AS 3.875%, 02/15/2027(a)	EUR	325	319,860
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	349,890
5.625%, 07/17/2027(a)		356	309,275
5.75%, 07/21/2028(a)		428	362,088
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		275	260,184
5.375%, 05/15/2024(a)		214	208,891
5.875%, 05/15/2026(a)		216	203,283
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		475	437,000
5.625%, 08/26/2028(a)		345	293,250

			2,743,721

Consumer Non-Cyclical – 0.8%
BRF GmbH 4.35%, 09/29/2026(a)		285	252,033
BRF SA 4.875%, 01/24/2030(a)		285	234,555
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	104,387

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Natura Cosmeticos SA 4.125%, 05/03/2028(a)	U.S.$	624	$505,830
Rede D’or Finance SARL 4.95%, 01/17/2028(a)		200	179,190
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	471,697
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	440,694
4.75%, 05/09/2027		372	345,960
5.125%, 05/09/2029		372	340,566
Tonon Luxembourg SA 6.50%, 10/31/2024(d)(f)(i)		102	10
Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)		341	296,687
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(d)(f)(h)(j)(k)		425	42

			3,171,651

Energy – 0.6%
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(a)		212	165,377
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	189,225
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	324,945
7.50%, 03/01/2028(a)		200	162,750
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		68	67,545
6.125%, 06/30/2025(a)		754	732,667
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	323,085
ReNew Power Pvt Ltd. 5.875%, 03/05/2027(a)		120	111,735
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	445,892

			2,523,221

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	339,606

Technology – 0.2%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	653,932

			15,895,786

44 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Financial Institutions – 0.3%
Banking – 0.2%
Akbank TAS 6.80%, 02/06/2026(a)	U.S.$	347	$334,161
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	420,410

			754,571

Brokerage – 0.1%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	341,088

REITs – 0.0%
China Aoyuan Group Ltd. 5.88%, 03/01/2027(a)(d)(i)		200	18,000
Times China Holdings Ltd. 5.55%, 06/04/2024(a)(d)(i)		200	29,975
6.75%, 07/08/2025(a)(d)(i)		230	34,500

			82,475

			1,178,134

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	160,850
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	227,209
Terraform Global Operating LP 6.125%, 03/01/2026(f)		108	102,725

			490,784

Total Emerging Markets - Corporate Bonds (cost $20,387,890)			17,564,704

MORTGAGE PASS-THROUGHS – 1.7%
Agency Fixed Rate 30-Year – 1.7%
Uniform Mortgage-Backed Security Series 2023 2.00%, 04/01/2053, TBA		6,684	5,522,626
3.00%, 04/01/2053, TBA		1,783	1,598,798

Total Mortgage Pass-Throughs (cost $6,979,125)			7,121,424

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.6%
CLO - Floating Rate – 1.6%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(b)	U.S.$	644	$601,707
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 7.958% (LIBOR 3 Month + 3.15%), 01/20/2032(a)(b)		250	224,231
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(b)		250	232,463
Dryden 78 CLO Ltd. Series 2020-78A, Class C 6.742% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(b)		250	235,369
Series 2020-78A, Class D 7.792% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(b)		443	409,683
Dryden 98 CLO Ltd. Series 2022-98A, Class E 11.03% (SOFR + 6.40%), 04/20/2035(a)(b)		250	223,198
Elevation CLO Ltd. Series 2020-11A, Class C 6.992% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(b)		250	229,695
Series 2020-11A, Class D1 8.642% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(b)		282	247,975
Elmwood CLO VII Ltd. Series 2020-4A, Class D 8.392% (LIBOR 3 Month + 3.60%), 01/17/2034(a)(b)		300	284,658
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 7.698% (LIBOR 3 Month + 2.90%), 07/19/2034(a)(b)		375	343,985
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 7.802% (LIBOR 3 Month + 3.00%), 10/29/2029(a)(b)		520	489,728
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 5.95% (SOFR + 1.29%), 04/26/2031(a)(b)		550	544,877

46 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Magnetite XXV Ltd. Series 2020-25A, Class D 8.118% (LIBOR 3 Month + 3.30%), 01/25/2032(a)(b)	U.S.$	250	$235,492
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 7.916% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(b)		521	473,751
Palmer Square CLO Ltd. Series 2021-3A, Class D 7.742% (LIBOR 3 Month + 2.95%), 01/15/2035(a)(b)		500	471,362
Rad CLO 7 Ltd. Series 2020-7A, Class C 6.792% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(b)		250	237,424
Regatta XX Funding Ltd. Series 2021-2A, Class D 7.892% (LIBOR 3 Month + 3.10%), 10/15/2034(a)(b)		250	226,530
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.939% (SOFR + 3.30%), 04/20/2035(a)(b)		377	336,964
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.058% (LIBOR 3 Month + 3.25%), 07/20/2034(a)(b)		250	221,901
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 5.792% (LIBOR 3 Month + 1.00%), 04/15/2031(a)(b)		550	539,700

Total Collateralized Loan Obligations (cost $7,312,224)			6,810,693

EMERGING MARKETS - SOVEREIGNS – 1.5%
Angola – 0.3%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	658,750
9.50%, 11/12/2025(a)		710	702,012

			1,360,762

Bahrain – 0.2%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	577,232

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)	U.S.$	305	$307,287

			884,519

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	522,932

Ecuador – 0.1%
Ecuador Government International Bond 1.50%, 07/31/2040(a)		85	25,491
2.50%, 07/31/2035(a)		951	314,668
5.50%, 07/31/2030(a)		82	38,065

			378,224

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	153,288

Ivory Coast – 0.2%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	727,320

Lebanon – 0.0%
Lebanon Government International Bond 6.10%, 10/04/2022(a)(d)(j)		210	13,388
6.85%, 03/23/2027(a)(d)(i)		11	701
Series G 6.60%, 11/27/2026(a)(d)(i)		51	3,251

			17,340

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	408,960

Oman – 0.1%
Oman Government International Bond 4.875%, 02/01/2025(a)		326	320,356

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	449,167
6.75%, 03/13/2048(a)	U.S.$	483	330,855

			780,022

South Africa – 0.2%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	186,160

48 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.85%, 09/27/2027	U.S.$	540	$511,650

			697,810

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a)		338	67,241
7.75%, 09/01/2026(a)		384	69,312

			136,553

Total Emerging Markets - Sovereigns (cost $8,391,648)			6,388,086

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
Risk Share Floating Rate – 1.0%
Bellemeade Re Ltd. Series 2019-1A, Class M2 7.545% (LIBOR 1 Month + 2.70%), 03/25/2029(a)(b)		174	173,915
Series 2019-3A, Class M1C 6.795% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(b)		834	830,605
Series 2019-4A, Class M1C 7.345% (LIBOR 1 Month + 2.50%), 10/25/2029(a)(b)		351	351,448
Series 2019-4A, Class M2 7.695% (LIBOR 1 Month + 2.85%), 10/25/2029(a)(b)		884	880,627
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.245% (LIBOR 1 Month + 2.40%), 04/25/2031(a)(b)		43	42,502
Series 2019-R01, Class 2M2 7.295% (LIBOR 1 Month + 2.45%), 07/25/2031(a)(b)		50	49,928
Series 2019-R02, Class 1M2 7.145% (LIBOR 1 Month + 2.30%), 08/25/2031(a)(b)		6	5,580
Series 2019-R03, Class 1M2 6.995% (LIBOR 1 Month + 2.15%), 09/25/2031(a)(b)		2	2,004
Series 2019-R07, Class 1M2 6.945% (LIBOR 1 Month + 2.10%), 10/25/2039(a)(b)		46	46,504
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2020-HQA2, Class M2 7.945% (LIBOR 1 Month + 3.10%), 03/25/2050(a)(b)		33	33,917

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 9.745% (LIBOR 1 Month + 4.90%), 11/25/2024(b)	U.S.$	37	$38,318
Series 2015-C04, Class 1M2 10.545% (LIBOR 1 Month + 5.70%), 04/25/2028(b)		51	54,847
Series 2016-C01, Class 2M2 11.795% (LIBOR 1 Month + 6.95%), 08/25/2028(b)		42	44,725
Series 2017-C07, Class 2M2 7.345% (LIBOR 1 Month + 2.50%), 05/25/2030(b)		7	7,350
Home Re Ltd. Series 2020-1, Class M2 10.095% (LIBOR 1 Month + 5.25%), 10/25/2030(a)(b)		440	448,163
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 7.602% (LIBOR 1 Month + 2.75%), 05/27/2023(a)(b)		102	99,720
Series 2020-1R, Class A 8.202% (LIBOR 1 Month + 2.35%), 02/27/2023(b)(f)		113	108,446
Radnor Re Ltd. Series 2019-1, Class M1B 6.795% (LIBOR 1 Month + 1.95%), 02/25/2029(a)(b)		185	185,364
Series 2020-1, Class M1B 6.295% (LIBOR 1 Month + 1.45%), 01/25/2030(a)(b)		925	920,452

Total Collateralized Mortgage Obligations (cost $4,319,190)			4,324,415

QUASI-SOVEREIGNS – 1.0%
Quasi-Sovereign Bonds – 1.0%
Chile – 0.0%
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(a)		200	183,162

Indonesia – 0.1%
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(a)		371	364,113

50 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kazakhstan – 0.2%
KazMunayGas National Co. JSC 5.375%, 04/24/2030(a)	U.S.$	886	$786,967

Malaysia – 0.1%
Petronas Capital Ltd. 3.50%, 04/21/2030(a)		221	207,725

Mexico – 0.4%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		381	338,804
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,022,752
6.75%, 09/21/2047		191	123,434
6.95%, 01/28/2060		58	37,200

			1,522,190

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	598,780

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	367,225

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(f)		653	111,541

Total Quasi-Sovereigns (cost $4,979,628)			4,141,703

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Floating Rate CMBS – 0.2%
BFLD Trust Series 2019-DPLO, Class E 7.182% (SOFR + 2.35%), 10/15/2034(a)(b)		160	156,370
Series 2021-FPM, Class A 6.285% (LIBOR 1 Month + 1.60%), 06/15/2038(a)(b)		690	653,206

			809,576

Non-Agency Fixed Rate CMBS – 0.2%
CD Mortgage Trust Series 2016-CD1, Class XA 1.366%, 08/10/2049(l)		3,779	124,962

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.027%, 10/12/2050(l)	U.S.$	2,699	$89,265
Commercial Mortgage Trust Series 2012-CR3, Class D 4.644%, 10/15/2045(a)		100	72,003
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.156%, 08/10/2044(a)		210	137,992
Series 2011-GC5, Class D 5.156%, 08/10/2044(a)		236	88,183
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.383%, 11/15/2047		225	149,398
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.605%, 10/15/2049(l)		2,177	92,957
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.846%, 06/15/2044(a)		25	17,694

			772,454

Total Commercial Mortgage-Backed Securities (cost $1,966,908)			1,582,030

GOVERNMENTS - SOVEREIGN BONDS – 0.2%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024		370	380,013

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		404	388,421

Total Governments - Sovereign Bonds (cost $792,656)			768,434

ASSET-BACKED SECURITIES – 0.2%
Autos - Fixed Rate – 0.1%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		387	386,614

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2019-2A, Class C 4.11%, 07/16/2029(a)	U.S.$	44	$43,729
Pagaya AI Debt Trust Series 2022-6, Class A 11.00%, 05/15/2030(a)		328	329,872

			373,601

Total Asset-Backed Securities (cost $759,204)			760,215

		Shares
COMMON STOCKS – 0.1%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Civitas Resources, Inc.		3,453	235,978
Denbury, Inc.(d)		1,216	106,558
Nordic Aviation Capital DAC(d)(h)(k)		6,250	87,500

Total Common Stocks (cost $319,602)			430,036

PREFERRED STOCKS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Gulfport Energy Corp. 10.00%(d)(h) (cost $9,566)		14	75,600

WARRANTS – 0.0%
Athabasca Oil Corp., expiring 11/01/2026(d)(h)(k) (cost $0)		486	869

SHORT-TERM INVESTMENTS – 8.9%
Investment Companies – 5.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.75%(m)(n)(o) (cost $24,093,771)		24,093,771	24,093,771

		Principal Amount (000)
U.S. Treasury Bills – 3.2%
U.S. Treasury Bill Zero Coupon, 04/27/2023	U.S.$	1,667	1,661,611
Zero Coupon, 05/25/2023		5,128	5,093,471

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Zero Coupon, 07/13/2023	U.S.$	3,755	$3,705,381
Zero Coupon, 07/20/2023		3,040	2,997,318

Total U.S. Treasury Bills (cost $13,460,533)			13,457,781

Total Short-Term Investments (cost $37,554,304)			37,551,552

Total Investments – 99.6% (cost $444,777,777)			419,545,246
Other assets less liabilities – 0.4%			1,663,148

Net Assets – 100.0%			$421,208,394

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	22	June 2023	$2,812,499	$(64,920)
U.S. T-Note 5 Yr (CBT) Futures	202	June 2023	22,120,578	31,593
U.S. T-Note 10 Yr (CBT) Futures	101	June 2023	11,607,109	(324,809)

				$(358,136)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	42,124	USD	44,836	05/11/2023	$(942,848)
BNP Paribas SA	USD	1,049	EUR	984	05/11/2023	19,939
Citibank, NA	USD	583	EUR	548	05/11/2023	12,019
JPMorgan Chase Bank, NA	USD	7,790	EUR	7,299	05/11/2023	142,450
Morgan Stanley Capital Services, Inc.	GBP	2,320	USD	2,856	05/24/2023	(9,215)
Natwest Markets PLC	USD	679	EUR	634	05/11/2023	9,344
State Street Bank & Trust Co.	EUR	641	USD	700	05/11/2023	2,926
State Street Bank & Trust Co.	USD	2,170	EUR	2,032	05/11/2023	38,346
UBS AG	USD	930	EUR	875	05/11/2023	21,113

						$(705,926)

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PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2023	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00%	Quarterly	4.63%	USD 8,300	$15,818	$68,101	$(52,283)

*	Termination date

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at March 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	180	$(38,211)	$(11,065)	$(27,146)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	603	(127,612)	(37,938)	(89,674)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.85	USD	200	6,298	2,880	3,418
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	26	(5,580)	(1,614)	(3,966)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	339	(71,813)	(21,961)	(49,852)

						$(236,918)	$(69,698)	$(167,220)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At March 31, 2023, the aggregate market value of these securities amounted to $280,791,498 or 66.7% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at March 31, 2023.

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2023.

(d)	Non-income producing security.

(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

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PORTFOLIO OF INVESTMENTS (continued)

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.13% of net assets as of March 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ABN AMRO Bank NV 7.75%, 05/15/2023	03/21/2018	$200,747	$200,254	0.05%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 8.202%, 02/27/2023	02/11/2020	113,151	108,446	0.03%
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	653,000	111,541	0.03%
Terraform Global Operating LP 6.125%, 03/01/2026	01/10/2019	108,000	102,725	0.02%
Tonon Luxembourg SA 6.50%, 10/31/2024	07/24/2015	210,163	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/15/2013	425,000	42	0.00%

(g)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the SOFR or the LIBOR/SOFR floor rate plus spread at March 31, 2023

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Defaulted.

(j)	Defaulted matured security.

(k)	Fair valued by the Adviser.

(l)	IO – Interest Only.

(m)	Affiliated investments.

(n)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(o)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $420,684,006)	$395,451,475
Affiliated issuers (cost $24,093,771)	24,093,771
Cash	133,965
Cash collateral due from broker	1,897,498
Foreign currencies, at value (cost $54,862)	54,612
Unaffiliated interest and dividends receivable	5,499,511
Receivable for capital stock sold	5,157,795
Unrealized appreciation on forward currency exchange contracts	246,137
Affiliated dividends receivable	98,661
Receivable for investment securities sold	26,847
Market value on credit default swaps (net premiums paid $2,880)	6,298
Receivable for terminated centrally cleared credit default swaps	5,647

Total assets	432,672,217

Liabilities
Payable for investment securities purchased and foreign currency transactions	8,516,794
Unrealized depreciation on forward currency exchange contracts	952,063
Dividends payable	605,555
Payable for capital stock redeemed	513,344
Market value on credit default swaps (net premiums received $72,578)	243,216
Advisory fee payable	190,212
Payable for variation margin on futures	87,850
Payable for variation margin on centrally cleared swaps	80,033
Foreign capital gains tax payable	23,928
Administrative fee payable	20,964
Distribution fee payable	15,051
Transfer Agent fee payable	3,923
Payable for terminated centrally cleared credit default swaps	1,507
Directors’ fees payable	224
Accrued expenses	209,159

Total liabilities	11,463,823

Net Assets	$421,208,394

Composition of Net Assets
Capital stock, at par	$47,185
Additional paid-in capital	478,369,373
Accumulated loss	(57,208,164)

Net Assets	$421,208,394

Net Asset Value Per Share—30 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$26,614,238	2,977,085	$8.94	*

C	$10,194,330	1,141,078	$8.93

Advisor	$384,373,449	43,063,838	$8.93

R	$8,972	1,004	$8.94

K	$8,974	1,004	$8.94

I	$8,431	943	$8.94

*	The maximum offering price per share for Class A shares was $9.34 which reflects a sales charge of 4.25%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended March 31, 2023 (unaudited)

Investment Income
Interest	$10,350,842
Dividends
Affiliated issuers	231,016
Unaffiliated issuers	14,807	$10,596,665

Expenses
Advisory fee (see Note B)	997,155
Distribution fee—Class A	34,133
Distribution fee—Class C	44,391
Distribution fee—Class R	22
Distribution fee—Class K	11
Transfer agency—Class A	5,983
Transfer agency—Class C	1,947
Transfer agency—Advisor Class	70,943
Transfer agency—Class R	3
Transfer agency—Class K	2
Transfer agency—Class I	1
Custody and accounting	72,455
Audit and tax	71,182
Administrative	46,735
Registration fees	36,380
Legal	19,286
Printing	18,121
Directors’ fees	10,958
Miscellaneous	10,085

Total expenses	1,439,793
Less: expenses waived and reimbursed by the Adviser (see Note B)	(97,545)
Less: expenses waived and reimbursed by the Distributor (see Note C)	(33)

Net expenses		1,342,215

Net investment income		9,254,450

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized loss on:
Investment transactions		(6,090,559)
Forward currency exchange contracts		(140,443)
Futures		850,462
Swaps		(650,732)
Foreign currency transactions		(4,820,056)
Net change in unrealized appreciation (depreciation) of:
Investments		26,001,402
Forward currency exchange contracts		(102,866)
Futures		(1,016,114)
Swaps		483,426
Foreign currency denominated assets and liabilities		69,378

Net gain on investment and foreign currency transactions		14,583,898

Net Increase in Net Assets from Operations		$23,838,348

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$9,254,450	$13,540,836
Net realized gain (loss) on investment and foreign currency transactions	(10,851,328)	3,733,566
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	25,435,226	(60,226,131)

Net increase (decrease) in net assets from operations	23,838,348	(42,951,729)
Distributions to Shareholders
Class A	(1,311,597)	(1,232,008)
Class C	(370,351)	(285,616)
Advisor Class	(15,109,756)	(13,279,989)
Class R	(426)	(415)
Class K	(427)	(416)
Class I	(404)	(396)
Capital Stock Transactions
Net increase (decrease)	96,246,622	(289,283)

Total increase (decrease)	103,292,009	(58,039,852)
Net Assets
Beginning of period	317,916,385	375,956,237

End of period	$421,208,394	$317,916,385

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 10 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Limited Duration High Income Portfolio (the “Fund”), a diversified portfolio. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class T, Class 1 and Class 2 shares. Class B, Class T, Class 1 and Class 2 shares have not been issued. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class, Class R, Class K, Class I, Class 1 and Class 2 shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class 2 shares are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the

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NOTES TO FINANCIAL STATEMENTS (continued)

“Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

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NOTES TO FINANCIAL STATEMENTS (continued)

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor

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inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and

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NOTES TO FINANCIAL STATEMENTS (continued)

any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$228,599,173		$	– 0	–	$228,599,173
Corporates - Investment Grade		– 0	–	81,795,020			– 0	–	81,795,020
Bank Loans		– 0	–	19,874,319			1,756,973		21,631,292
Emerging Markets - Corporate Bonds		– 0	–	17,564,662			42		17,564,704
Mortgage Pass-Throughs		– 0	–	7,121,424			– 0	–	7,121,424
Collateralized Loan Obligations		– 0	–	6,810,693			– 0	–	6,810,693
Emerging Markets - Sovereigns		– 0	–	6,388,086			– 0	–	6,388,086
Collateralized Mortgage Obligations		– 0	–	4,324,415			– 0	–	4,324,415
Quasi-Sovereigns		– 0	–	4,141,703			– 0	–	4,141,703
Commercial Mortgage-Backed Securities		– 0	–	1,582,030			– 0	–	1,582,030
Governments - Sovereign Bonds		– 0	–	768,434			– 0	–	768,434
Asset-Backed Securities		– 0	–	760,215			– 0	–	760,215
Common Stocks		342,536		– 0	–		87,500		430,036
Preferred Stocks		– 0	–	– 0	–		75,600		75,600
Warrants		– 0	–	– 0	–		869		869
Short-Term Investments:
Investment Companies		24,093,771		– 0	–		– 0	–	24,093,771
U.S. Treasury Bills		– 0	–	13,457,781			– 0	–	13,457,781

Total Investments in Securities		24,436,307		393,187,955			1,920,984		419,545,246

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(a):
Assets:
Futures	$31,593		$	– 0	–	$	– 0	–	$31,593	(b)
Forward Currency Exchange Contracts	– 0	–		246,137			– 0	–	246,137
Centrally Cleared Credit Default Swaps	– 0	–		15,818			– 0	–	15,818	(b)
Credit Default Swaps	– 0	–		6,298			– 0	–	6,298
Liabilities:
Futures	(389,729)			– 0	–		– 0	–	(389,729	)(b)
Forward Currency Exchange Contracts	– 0	–		(952,063)			– 0	–	(952,063)
Credit Default Swaps	– 0	–		(243,216)			– 0	–	(243,216)

Total	$24,078,171			$392,260,929			$1,920,984		$418,260,084

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Foreign Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each fund or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from

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those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annual basis (the “Expense Caps”) to .95%, 1.70%, .70%, 1.20%, .95% and .70% of the daily average net assets for the Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. The Expense Caps may not be terminated before January 31, 2024. For the six months ended March 31, 2023, such reimbursements/waivers amounted to $91,842.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended March 31, 2023, the reimbursement for such services amounted to $46,735.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $29,129 for the six months ended March 31, 2023.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $963 from the sale of Class A shares and received $35,958 and $130 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended March 31, 2023.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual

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advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended March 31, 2023, such waiver amounted to $5,703.

A summary of the Fund’s transactions in AB mutual funds for the six months ended March 31, 2023 is as follows:

Fund	Market Value 9/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$9,965	$183,280	$169,151	$24,094	$231

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Payments under the Plan in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. As of September 1, 2021, with respect to Class R and Class K shares, payments to the Distributor are voluntarily being limited to 0% and 0% of the average daily net assets attributable to Class R and Class K shares. For the six months ended March 31, 2023, such waivers amounted to $22 and $11, respectively. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $329,230, $0 and $0 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution

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and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 2023 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$131,982,743	$40,436,396
U.S. government securities	53,799,638	85,121,871

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$3,522,780
Gross unrealized depreciation	(30,038,876)

Net unrealized depreciation	$(26,516,096)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

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At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended March 31, 2023, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract

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and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended March 31, 2023, the Fund held forward currency exchange contracts for hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are

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recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation

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or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended March 31, 2023, the Fund held credit default swaps for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted

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and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$31,593	*	Payable for variation margin on futures	$389,729	*

Credit contracts				Payable for variation margin on centrally cleared swaps	52,283	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	246,137		Unrealized depreciation on forward currency exchange contracts	952,063

Credit contracts	Market value on credit default swaps	6,298		Market value on credit default swaps	243,216

Total		$284,028			$1,637,291

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$850,462	$(1,016,114)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	(140,443)	(102,866)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(650,732)	483,426

Total		$59,287	$(635,554)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended March 31, 2023:

Futures:
Average notional amount of buy contracts	$1,223,655	(a)
Average notional amount of sale contracts	$19,677,097
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$4,625,752
Average principal amount of sale contracts	$47,620,512
Credit Default Swaps:
Average notional amount of buy contracts	$2,574,933	(b)
Average notional amount of sale contracts	$3,707,954
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$6,690,000	(c)
Average notional amount of sale contracts	$12,440,000	(d)

(a)	Positions were open for less than one month during the period.

(b)	Positions were open for five months during the period.

(c)	Positions were open for three months during the period.

(d)	Positions were open for one month during the period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and

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liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of March 31, 2023. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
BNP Paribas SA	$19,939	$	– 0	–	$	– 0	–	$	– 0	–	$19,939
Citibank, NA	12,019		– 0	–		– 0	–		– 0	–	12,019
Goldman Sachs International	6,298		(6,298)			– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank	142,450		– 0	–		– 0	–		– 0	–	142,450
Natwest Markets PLC	9,344		– 0	–		– 0	–		– 0	–	9,344
State Street Bank & Trust Co.	41,272		– 0	–		– 0	–		– 0	–	41,272
UBS AG	21,113		– 0	–		– 0	–		– 0	–	21,113

Total	$252,435		$(6,298)		$	– 0	–	$	– 0	–	$246,137	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$942,848	$	– 0	–	$	– 0	–	$	– 0	–	$942,848
Deutsche Bank AG	165,823		– 0	–		(165,823)			– 0	–	– 0	–
Goldman Sachs International	77,393		(6,298)			(71,095)			– 0	–	– 0	–
Morgan Stanley Capital Services, Inc.	9,215		– 0	–		– 0	–		– 0	–	9,215

Total	$1,195,279		$(6,298)			$(236,918)		$	– 0	–	$952,063	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates

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that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022	Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30, 2022

Class A
Shares sold	1,164,028	1,505,730	$10,403,257	$14,461,974

Shares issued in reinvestment of dividends	71,271	68,950	634,521	660,087

Shares converted from Class C	61,619	136,847	549,669	1,333,170

Shares redeemed	(1,429,909)	(1,602,317)	(12,725,472)	(15,264,485)

Net increase (decrease)	(132,991)	109,210	$(1,138,025)	$1,190,746

Class C
Shares sold	423,798	311,783	$3,789,708	$3,002,479

Shares issued in reinvestment of dividends	25,615	17,002	227,991	162,712

Shares converted to Class A	(61,678)	(136,928)	(549,669)	(1,333,170)

Shares redeemed	(85,861)	(322,216)	(763,196)	(3,091,319)

Net increase (decrease)	301,874	(130,359)	$2,704,834	$(1,259,298)

Advisor Class
Shares sold	18,803,057	15,420,420	$167,390,315	$148,828,268

Shares issued in reinvestment of dividends	1,147,719	951,360	10,209,951	9,090,428

Shares redeemed	(9,337,953)	(16,289,709)	(82,920,453)	(158,139,427)

Net increase (decrease)	10,612,823	82,071	$94,679,813	$(220,731)

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NOTES TO FINANCIAL STATEMENTS (continued)

There were no transactions in capital shares for Class R, Class K and Class I for the six months ended March 31, 2023.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the stock, bond, currency and commodity markets fluctuate. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer, guarantor or counterparty may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

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NOTES TO FINANCIAL STATEMENTS (continued)

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid and are subject to increased economic, political, regulatory and other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Loan Participations and Assignments Risk—When the Fund purchases loan participations and assignments, it is subject to the credit risk associated with the underlying corporate borrower. In addition, the lack of a liquid secondary market for loan participations and assignments may have an adverse impact on the value of such investments and the Fund’s ability to dispose of particular assignments or participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the borrower.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 79

NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR Transition and Associated Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. As announced by the FCA and LIBOR’s administrator, ICE Benchmark Administration, most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) have not been published since the end of 2021, but the most widely used U.S. Dollar LIBOR settings are expected to continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the Secured Overnight Financing Rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the law by identifying benchmark rates based on SOFR that will replace LIBOR in different categories of financial contracts after June 30, 2023. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or NAV. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of

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NOTES TO FINANCIAL STATEMENTS (continued)

LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2023.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending September 30, 2023 will be determined at the end of the current fiscal year.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 81

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended September 30, 2022 and September 30, 2021 were as follows:

	2022	2021
Distributions paid from:
Ordinary income	$14,798,840	$13,371,246

Total taxable distributions paid	$14,798,840	$13,371,246

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,984,352
Accumulated capital and other losses	(20,131,967	)(a)
Unrealized appreciation (depreciation)	(51,589,278	)(b)

Total accumulated earnings (deficit)	$(63,736,893	)(c)

(a)	As of September 30, 2022, the Fund had a net capital loss carryforward of $20,131,967.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of callable bonds, the tax treatment of swaps, and the tax deferral of losses on wash sales.

(c)

The differences between book-basis and tax-basis components of accumulated earnings (deficit) are attributable primarily to the accrual of foreign capital gains tax, the tax treatment of defaulted securities, and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of September 30, 2022, the Fund had a net short-term capital loss carryforward of $10,705,869 and a net long-term capital loss carryforward of $9,426,098, which may be carried forward for an indefinite period.

NOTE I

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE J

Subsequent Events

At a meeting held on May 2-4, 2023, the Adviser recommended, and the Board approved, changes to the Fund’s principal investment strategies. The Fund’s current principal investment strategies call for the Fund to invest primarily in fixed-income securities, with an emphasis on corporate fixed-income securities rated below investment grade (commonly known as “junk bonds”), unrated securities considered by the Adviser to be of comparable quality, and related derivatives. Effective on or about July 5, 2023, the Fund’s investment strategies will be modified such that, under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in debt securities that are rated below investment grade, unrated securities considered by the Adviser to be of comparable quality, and related derivatives.

Also effective on or about July 5, 2023, the Fund’s name will be changed to “AB Short Duration High Yield Portfolio.”

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Fund’s financial statements through this date.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 83

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40

Income From Investment Operations

Net investment income(a)(b)	.22	.36	.36	.37	.39	.38

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38	(1.57)	.45	(.33)	.16	(.16)

Net increase (decrease) in net asset value from operations	.60	(1.21)	.81	.04	.55	.22

Less: Dividends and Distributions

Dividends from net investment income	(.41)	(.40)	(.40)	(.45)	(.43)	(.36)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.41)	(.40)	(.40)	(.45)	(.43)	(.38)

Net asset value, end of period	$ 8.94	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24

Total Return

Total investment return based on net asset value(c)	7.00%	(11.98)%	8.23%	.54%	5.54%	2.23%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,614	$27,201	$31,087	$24,393	$19,487	$17,897

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.95	%^	.95%	.95%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(d)‡	1.00	%^	1.00%	1.02%	1.04%	1.05%	1.05%

Net investment income(b)	4.87	%^	3.71%	3.52%	3.71%	3.85%	3.69%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

84 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.74	$ 10.35	$ 9.94	$ 10.35	$ 10.23	$ 10.40

Income From Investment Operations

Net investment income(a)(b)	.19	.29	.29	.29	.32	.30

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38	(1.58)	.44	(.32)	.16	(.16)

Net increase (decrease) in net asset value from operations	.57	(1.29)	.73	(.03)	.48	.14

Less: Dividends and Distributions

Dividends from net investment income	(.38)	(.32)	(.32)	(.38)	(.36)	(.30)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.01)

Total dividends and distributions	(.38)	(.32)	(.32)	(.38)	(.36)	(.31)

Net asset value, end of period	$ 8.93	$ 8.74	$ 10.35	$ 9.94	$ 10.35	$ 10.23

Total Return

Total investment return based on net asset value(c)	6.60%	(12.66)%	7.43%	(.21)%	4.76%	1.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,194	$7,335	$10,038	$11,105	$17,617	$21,412

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	1.70	%^	1.70%	1.70%	1.70%	1.70%	1.70%

Expenses, before waivers/reimbursements(d)‡	1.75	%^	1.75%	1.77%	1.79%	1.80%	1.80%

Net investment income(b)	4.15	%^	2.95%	2.78%	2.96%	3.11%	2.95%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

abfunds.com	AB LIMITED DURATION HIGH INCOME PORTFOLIO | 85

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.73	$ 10.34	$ 9.93	$ 10.35	$ 10.22	$ 10.39

Income From Investment Operations

Net investment income(a)(b)	.23	.38	.39	.39	.42	.41

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.40	(1.57)	.45	(.33)	.17	(.17)

Net increase (decrease) in net asset value from operations	.63	(1.19)	.84	.06	.59	.24

Less: Dividends and Distributions

Dividends from net investment income	(.43)	(.42)	(.43)	(.48)	(.46)	(.39)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.43)	(.42)	(.43)	(.48)	(.46)	(.41)

Net asset value, end of period	$ 8.93	$ 8.73	$ 10.34	$ 9.93	$ 10.35	$ 10.22

Total Return

Total investment return based on net asset value(c)	7.26%	(11.78)%	8.52%	.70%	5.91%	2.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$384,374	$283,354	$334,801	$256,070	$238,350	$225,703

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.70	%^	.70%	.70%	.70%	.70%	.69%

Expenses, before waivers/reimbursements(d)‡	.75	%^	.75%	.77%	.79%	.80%	.80%

Net investment income(b)	5.15	%^	3.97%	3.77%	3.97%	4.10%	3.94%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.74	$ 10.36	$ 9.94	$ 10.36	$ 10.23	$ 10.40

Income From Investment Operations

Net investment income(a)(b)	.23	.39	.35	.35	.37	.35

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39	(1.60)	.44	(.34)	.17	(.16)

Net increase (decrease) in net asset value from operations	.62	(1.21)	.79	.01	.54	.19

Less: Dividends and Distributions

Dividends from net investment income	(.42)	(.41)	(.37)	(.43)	(.41)	(.34)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.42)	(.41)	(.37)	(.43)	(.41)	(.36)

Net asset value, end of period	$ 8.94	$ 8.74	$ 10.36	$ 9.94	$ 10.36	$ 10.23

Total Return

Total investment return based on net asset value(c)	7.21%	(11.92)%	8.05%	.21%	5.39%	1.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$9	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.76	%^	.77%	1.20%	1.20%	1.20%	1.20%

Expenses, before waivers/reimbursements(d)‡	1.24	%^	1.28%	1.24%	1.30%	1.31%	1.32%

Net investment income(b)	5.11	%^	3.98%	3.37%	3.49%	3.63%	3.43%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.74	$ 10.36	$ 9.95	$ 10.36	$ 10.23	$ 10.40

Income From Investment Operations

Net investment income(a)(b)	.23	.39	.37	.37	.40	.38

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39	(1.59)	.44	(.32)	.16	(.17)

Net increase (decrease) in net asset value from operations	.62	(1.20)	.81	.05	.56	.21

Less: Dividends and Distributions

Dividends from net investment income	(.42)	(.42)	(.40)	(.46)	(.43)	(.36)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.42)	(.42)	(.40)	(.46)	(.43)	(.38)

Net asset value, end of period	$ 8.94	$ 8.74	$ 10.36	$ 9.95	$ 10.36	$ 10.23

Total Return

Total investment return based on net asset value(c)	7.22%	(11.91)%	8.22%	.56%	5.65%	2.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9	$9	$10	$10	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.76	%^	.76%	.95%	.95%	.95%	.95%

Expenses, before waivers/reimbursements(d)‡	1.00	%^	1.01%	1.00%	1.04%	1.04%	1.06%

Net investment income(b)	5.11	%^	4.00%	3.62%	3.74%	3.87%	3.67%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended March 31, 2023 (unaudited)	Year Ended September 30,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24	$ 10.40

Income From Investment Operations

Net investment income(a)(b)	.23	.39	.40	.39	.42	.40

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.39	(1.58)	.43	(.32)	.16	(.15)

Net increase (decrease) in net asset value from operations	.62	(1.19)	.83	.07	.58	.25

Less: Dividends and Distributions

Dividends from net investment income	(.43)	(.42)	(.42)	(.48)	(.46)	(.39)

Return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.43)	(.42)	(.42)	(.48)	(.46)	(.41)

Net asset value, end of period	$ 8.94	$ 8.75	$ 10.36	$ 9.95	$ 10.36	$ 10.24

Total Return

Total investment return based on net asset value(c)	7.12%	(11.76)%	8.47%	.80%	5.80%	2.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8	$8	$10	$9	$10	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)‡	.70	%^	.70%	.70%	.70%	.70%	.70%

Expenses, before waivers/reimbursements(d)‡	.73	%^	.72%	.72%	.75%	.76%	.77%

Net investment income(b)	5.18	%^	4.05%	3.85%	3.96%	4.10%	3.93%

Portfolio turnover rate	37%	62%	57%	60%	37%	39%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.01%

See footnote summary on page 90.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended September 30, 2019 and September 30, 2018, such waiver amounted to .01% and .01%, respectively.

^	Annualized.

See notes to financial statements.

90 | AB LIMITED DURATION HIGH INCOME PORTFOLIO	abfunds.com

BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Gershon M. Distenfeld(2), Vice President Robert Schwartz(2), Vice President William Smith(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and
Trust Company

State Street Corporation CCB/5

One Congress Street,

Suite 1

Boston, MA 02114

Principal Underwriter

AllianceBernstein Investments, Inc.

501 Commerce Street

Nashville, TN 37203

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by its Limited Duration High Income Investment Team.
Messrs. Distenfeld, Schwartz and Smith are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Operation and Effectiveness of the Fund’s Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Fund to designate an Administrator of the Fund’s Liquidity Risk Management Program. The Administrator of the Fund’s LRMP is AllianceBernstein L.P., the Fund’s investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Fund’s Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Fund’s LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2023, which covered the period January 1, 2022 through December 31, 2022 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner.

Pursuant to the LRMP, the Fund classifies the liquidity of its portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Fund participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Fund’s reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Fund’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

The Adviser informed the Fund Board that the Committee believes the Fund’s LRMP is adequately designed, has been implemented as intended,

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and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was challenged due to rising rates and economic uncertainty. However, markets also remained orderly during the Program Reporting Period. There were no liquidity events that impacted the Fund or its ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Limited Duration High Income Portfolio (the “Fund”) at a meeting held in-person on November 1-3, 2022 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

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judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and discussed with the Adviser the reasons it was above the median. The directors also took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing

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the Adviser’s explanation for this, the directors the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Disruptors ETF

High Yield ETF

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

US High Dividend ETF

US Low Volatility Equity ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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AB LIMITED DURATION HIGH INCOME PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

LDHI-0152-0323

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: May 29, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 29, 2023